Cover	Aug. 12, 2026	Aug. 11, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002133410
Document Type	S-6
Entity Registrant Name	FT 13133
Document Period End Date		Aug. 12, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Objective. The Trust seeks above-average capital appreciation. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the industrials sector.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

Tactical asset allocation is an active investment strategy where portfolio managers make short term adjustments to a mix of assets to capitalize on perceived market opportunities or economic shifts, deviating temporarily from a long-term strategic plan to enhance returns or manage risk.

The portfolio consists of companies from the following areas which have been identified by our team of analysts based on their current market outlook.

Sectors – 50%
Financials	10%
Health Care	10%
Industrials	20%
Information Technology	10%
Themes – 50%
A/I Robotics	10%
Biotechnology	10%
International Capital Strength	10%
SMid Capital Strength	20%

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities, depositary receipts and large capitalization companies.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.